Indebtedness (Details) $ in Thousands, $ in Millions				3 Months Ended
	Sep. 13, 2024 CAD ($)	Apr. 27, 2021 USD ($)	Oct. 11, 2019 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024	Dec. 06, 2019 CAD ($)	Dec. 06, 2019 USD ($)
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)				$ 3,644,812	$ 3,493,607
Loan interest rate				5.00%
Debt balance of interest (in Dollars)	$ 38,600
Senior Secured Credit Facilities [Member]
Indebtedness [Line Items]
Revolving credit facility (in Dollars)							$ 200,000
Term Loan B — U.S. Facility [Member]
Indebtedness [Line Items]
Credit exposure (in Dollars)								$ 1,908.5
Senior credit facilities, description				On September 13, 2024, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”).
Senior Unsecured Notes [Member] | 6.5% Senior Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description			October 2027
Senior Unsecured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)			$ 550.0
Loan interest rate			6.50%
Senior Secured Notes [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)		$ 500.0
Repurchase of Principal Amount		5.625%
Senior Secured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)								$ 400.0
Loan interest rate							4.875%	4.875%
Telesat Lightspeed Financing Warrants [Member]
Indebtedness [Line Items]
Loan interest rate						11.87%
Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Loan interest rate				11.87%